Leases - Lease Liabilities (Details) - SEK (kr) kr in Thousands	Dec. 31, 2021	Dec. 31, 2020
Leases
Lease liabilities	kr 24,052	kr 878
Current lease liabilities	9,591	3,908
Total	kr 33,642	kr 4,786